Distribution Date:	04/17/24	Benchmark 2019-B14 Mortgage Trust
Determination Date:	04/11/24
Next Distribution Date:	05/17/24
Record Date:	03/28/24	Commercial Mortgage Pass-Through Certificates
Series 2019-B14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	15-16
		Asset Representations	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Reviewer & Operating
Historical Detail	18	Advisor
			Don Simon	(203) 660-6100
Delinquency Loan Detail	19
			375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162YAA0	2.072200%	22,760,000.00	2,459,723.56	476,732.76	4,247.53	0.00	0.00	480,980.29	1,982,990.80	30.49%	30.00%
A-2	08162YAB8	2.914700%	249,620,000.00	249,620,000.00	0.00	606,306.18	0.00	0.00	606,306.18	249,620,000.00	30.49%	30.00%
A-3	08162YAC6	3.090200%	55,480,000.00	55,480,000.00	0.00	142,870.25	0.00	0.00	142,870.25	55,480,000.00	30.49%	30.00%
A-4	08162YAD4	2.794600%	187,000,000.00	187,000,000.00	0.00	435,491.83	0.00	0.00	435,491.83	187,000,000.00	30.49%	30.00%
A-5	08162YAE2	3.048600%	350,570,000.00	350,570,000.00	0.00	890,623.08	0.00	0.00	890,623.08	350,570,000.00	30.49%	30.00%
A-SB	08162YAG7	2.957100%	37,040,000.00	37,040,000.00	0.00	91,275.82	0.00	0.00	91,275.82	37,040,000.00	30.49%	30.00%
A-S	08162YAF9	3.351500%	127,315,000.00	127,315,000.00	0.00	355,580.19	0.00	0.00	355,580.19	127,315,000.00	20.45%	20.13%
B	08162YAH5	3.492800%	61,240,000.00	61,240,000.00	0.00	178,249.23	0.00	0.00	178,249.23	61,240,000.00	15.63%	15.38%
C	08162YAJ1	3.897838%	53,180,000.00	53,180,000.00	0.00	172,739.20	0.00	0.00	172,739.20	53,180,000.00	11.43%	11.25%
D	08162YAM4	2.500000%	33,845,000.00	33,845,000.00	0.00	70,510.42	0.00	0.00	70,510.42	33,845,000.00	8.77%	8.63%
E	08162YAR3	2.500000%	25,785,000.00	25,785,000.00	0.00	53,718.75	0.00	0.00	53,718.75	25,785,000.00	6.73%	6.63%
F-RR	08162YAU6	3.897838%	24,175,000.00	24,175,000.00	0.00	78,525.20	0.00	0.00	78,525.20	24,175,000.00	4.83%	4.75%
G-RR	08162YAW2	3.897838%	12,890,000.00	12,890,000.00	0.00	41,869.28	0.00	0.00	41,869.28	12,890,000.00	3.81%	3.75%
NR-RR*	08162YAY8	3.897838%	48,349,368.00	48,349,368.00	0.00	145,129.62	0.00	0.00	145,129.62	48,349,368.00	0.00%	0.00%
V-RR	08162YBE1	3.897838%	33,000,000.00	32,480,388.26	12,202.59	105,197.67	0.00	0.00	117,400.26	32,468,185.67	0.00%	0.00%
S	08162YBA9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162YBB7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,322,249,368.00	1,301,429,479.82	488,935.35	3,372,334.25	0.00	0.00	3,861,269.60	1,300,940,544.47

X-A	08162YAK8	0.894649%	1,029,785,000.00	1,009,484,723.55	0.00	752,611.89	0.00	0.00	752,611.89	1,009,007,990.80
X-B	08162YAL6	0.216785%	114,420,000.00	114,420,000.00	0.00	20,670.45	0.00	0.00	20,670.45	114,420,000.00
X-D	08162YAP7	1.397838%	59,630,000.00	59,630,000.00	0.00	69,460.91	0.00	0.00	69,460.91	59,630,000.00
Notional SubTotal			1,203,835,000.00	1,183,534,723.55	0.00	842,743.25	0.00	0.00	842,743.25	1,183,057,990.80

Deal Distribution Total					488,935.35	4,215,077.50	0.00	0.00	4,704,012.85

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162YAA0	108.07221265	20.94607909	0.18662258	0.00000000	0.00000000	0.00000000	0.00000000	21.13270167	87.12613357
A-2	08162YAB8	1,000.00000000	0.00000000	2.42891667	0.00000000	0.00000000	0.00000000	0.00000000	2.42891667	1,000.00000000
A-3	08162YAC6	1,000.00000000	0.00000000	2.57516673	0.00000000	0.00000000	0.00000000	0.00000000	2.57516673	1,000.00000000
A-4	08162YAD4	1,000.00000000	0.00000000	2.32883332	0.00000000	0.00000000	0.00000000	0.00000000	2.32883332	1,000.00000000
A-5	08162YAE2	1,000.00000000	0.00000000	2.54049999	0.00000000	0.00000000	0.00000000	0.00000000	2.54049999	1,000.00000000
A-SB	08162YAG7	1,000.00000000	0.00000000	2.46425000	0.00000000	0.00000000	0.00000000	0.00000000	2.46425000	1,000.00000000
A-S	08162YAF9	1,000.00000000	0.00000000	2.79291670	0.00000000	0.00000000	0.00000000	0.00000000	2.79291670	1,000.00000000
B	08162YAH5	1,000.00000000	0.00000000	2.91066672	0.00000000	0.00000000	0.00000000	0.00000000	2.91066672	1,000.00000000
C	08162YAJ1	1,000.00000000	0.00000000	3.24819857	0.00000000	0.00000000	0.00000000	0.00000000	3.24819857	1,000.00000000
D	08162YAM4	1,000.00000000	0.00000000	2.08333343	0.00000000	0.00000000	0.00000000	0.00000000	2.08333343	1,000.00000000
E	08162YAR3	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F-RR	08162YAU6	1,000.00000000	0.00000000	3.24819855	0.00000000	0.00000000	0.00000000	0.00000000	3.24819855	1,000.00000000
G-RR	08162YAW2	1,000.00000000	0.00000000	3.24819860	0.00000000	0.00000000	0.00000000	0.00000000	3.24819860	1,000.00000000
NR-RR	08162YAY8	1,000.00000000	0.00000000	3.00168598	0.24651243	4.40194958	0.00000000	0.00000000	3.00168598	1,000.00000000
V-RR	08162YBE1	984.25418970	0.36977545	3.18780818	0.00924485	0.16508242	0.00000000	0.00000000	3.55758364	983.88441424
S	08162YBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162YBB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162YAK8	980.28687886	0.00000000	0.73084371	0.00000000	0.00000000	0.00000000	0.00000000	0.73084371	979.82393490
X-B	08162YAL6	1,000.00000000	0.00000000	0.18065417	0.00000000	0.00000000	0.00000000	0.00000000	0.18065417	1,000.00000000
X-D	08162YAP7	1,000.00000000	0.00000000	1.16486517	0.00000000	0.00000000	0.00000000	0.00000000	1.16486517	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	03/01/24 - 03/30/24	30	0.00	4,247.53	0.00	4,247.53	0.00	0.00	0.00	4,247.53	0.00
A-2	03/01/24 - 03/30/24	30	0.00	606,306.18	0.00	606,306.18	0.00	0.00	0.00	606,306.18	0.00
A-3	03/01/24 - 03/30/24	30	0.00	142,870.25	0.00	142,870.25	0.00	0.00	0.00	142,870.25	0.00
A-4	03/01/24 - 03/30/24	30	0.00	435,491.83	0.00	435,491.83	0.00	0.00	0.00	435,491.83	0.00
A-5	03/01/24 - 03/30/24	30	0.00	890,623.08	0.00	890,623.08	0.00	0.00	0.00	890,623.08	0.00
A-SB	03/01/24 - 03/30/24	30	0.00	91,275.82	0.00	91,275.82	0.00	0.00	0.00	91,275.82	0.00
X-A	03/01/24 - 03/30/24	30	0.00	752,611.89	0.00	752,611.89	0.00	0.00	0.00	752,611.89	0.00
X-B	03/01/24 - 03/30/24	30	0.00	20,670.45	0.00	20,670.45	0.00	0.00	0.00	20,670.45	0.00
X-D	03/01/24 - 03/30/24	30	0.00	69,460.91	0.00	69,460.91	0.00	0.00	0.00	69,460.91	0.00
A-S	03/01/24 - 03/30/24	30	0.00	355,580.19	0.00	355,580.19	0.00	0.00	0.00	355,580.19	0.00
B	03/01/24 - 03/30/24	30	0.00	178,249.23	0.00	178,249.23	0.00	0.00	0.00	178,249.23	0.00
C	03/01/24 - 03/30/24	30	0.00	172,739.20	0.00	172,739.20	0.00	0.00	0.00	172,739.20	0.00
D	03/01/24 - 03/30/24	30	0.00	70,510.42	0.00	70,510.42	0.00	0.00	0.00	70,510.42	0.00
E	03/01/24 - 03/30/24	30	0.00	53,718.75	0.00	53,718.75	0.00	0.00	0.00	53,718.75	0.00
F-RR	03/01/24 - 03/30/24	30	0.00	78,525.20	0.00	78,525.20	0.00	0.00	0.00	78,525.20	0.00
G-RR	03/01/24 - 03/30/24	30	0.00	41,869.28	0.00	41,869.28	0.00	0.00	0.00	41,869.28	0.00
NR-RR	03/01/24 - 03/30/24	30	200,262.27	157,048.34	0.00	157,048.34	11,918.72	0.00	0.00	145,129.62	212,831.48
V-RR	03/01/24 - 03/30/24	30	5,125.99	105,502.75	0.00	105,502.75	305.08	0.00	0.00	105,197.67	5,447.72
Totals			205,388.26	4,227,301.30	0.00	4,227,301.30	12,223.80	0.00	0.00	4,215,077.50	218,279.20

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Pooled Aggregate Available Funds (1)	4,704,012.85
Gain-on-Sale Proceeds Reserve Account Summary
Beginning Account Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,243,286.04	Master Servicing Fee	7,420.10
Interest Reductions due to Nonrecoverability Determination	0.00	Trustee / Certificate Administrator Fee	6,387.85
Interest Adjustments	0.00	CREFC® Intellectual Property Royalty License Fee	560.34
Deferred Interest	0.00	Operating Advisor Fee	1,336.30
ARD Interest	0.00	Asset Representations Reviewer Fee	280.17
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	15,984.76
Total Interest Collected	4,243,286.04

Principal		Expenses/Reimbursements
Scheduled Principal	488,935.34	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	1,556.36
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,667.43
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	488,935.34	Total Expenses/Reimbursements	12,223.79

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,215,077.50
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	488,935.35
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,704,012.85
Total Funds Collected	4,732,221.38	Total Funds Distributed	4,732,221.40

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,301,429,480.44	1,301,429,480.44	Beginning Certificate Balance	1,301,429,479.82
(-) Scheduled Principal Collections	488,935.34	488,935.34	(-) Principal Distributions	488,935.35
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,300,940,545.10	1,300,940,545.10	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,302,174,186.81	1,302,174,186.81	Ending Certificate Balance	1,300,940,544.47
Ending Actual Collateral Balance	1,301,840,777.26	1,301,840,777.26

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.62)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.63)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	23,886,620.98	1.84%	66	3.9200	NAP	Defeased	1	23,886,620.98	1.84%	66	3.9200	NAP
	9,999,999 or less	10	50,345,449.30	3.87%	66	3.9504	2.691781	1.49 or less	10	217,827,717.76	16.74%	58	4.3939	0.907102
10,000,000 to 19,999,999		15	188,731,188.53	14.51%	55	3.9681	2.044384	1.50 to 1.74	12	311,683,500.31	23.96%	53	3.8378	1.584947
20,000,000 to 24,999,999		8	169,038,283.12	12.99%	66	3.7612	2.268398	1.75 to 1.99	9	180,405,632.12	13.87%	32	4.0548	1.824440
25,000,000 to 49,999,999		17	585,939,003.17	45.04%	50	3.8216	2.086944	2.00 to 2.24	5	159,034,362.71	12.22%	65	3.6315	2.194960
	50,000,000 or greater	5	283,000,000.00	21.75%	46	3.5663	1.973846	2.25 or greater	19	408,102,711.22	31.37%	54	3.3563	3.225702
	Totals	56	1,300,940,545.10	100.00%	53	3.7863	2.100089	Totals	56	1,300,940,545.10	100.00%	53	3.7863	2.100089
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	23,886,620.98	1.84%	66	3.9200	NAP	Virginia	1	40,000,000.00	3.07%	66	3.3300	3.020000
Alabama	1	12,668,468.40	0.97%	67	4.1300	1.530000	Washington	1	20,000,000.00	1.54%	66	3.2500	2.980000
Alaska	1	3,500,000.00	0.27%	66	3.6900	4.570000	Washington, DC	2	83,570,000.00	6.42%	66	3.7174	1.737746
Arizona	1	34,329,348.40	2.64%	66	3.9300	1.320000	Wisconsin	1	34,000,000.00	2.61%	67	3.4300	3.070000
California	5	119,733,810.77	9.20%	31	3.6144	1.645134	Totals	112	1,300,940,545.10	100.00%	53	3.7863	2.100089
Connecticut	7	8,075,000.00	0.62%	67	3.8200	1.509369
									Property Type³
Florida	5	61,343,814.26	4.72%	67	3.8510	2.257662
Georgia	3	11,879,120.00	0.91%	67	3.5700	3.730000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	2	25,347,453.55	1.95%	66	4.5207	0.869713		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	2	65,921,532.94	5.07%	25	3.8691	1.856468	Defeased	1	23,886,620.98	1.84%	66	3.9200	NAP
Maine	1	843,750.00	0.06%	67	3.8200	1.509369	Industrial	31	61,504,811.29	4.73%	56	3.9109	1.548918
Massachusetts	14	61,243,750.01	4.71%	64	3.8050	1.980033	Lodging	3	40,249,033.27	3.09%	17	5.0528	1.060031
Michigan	6	18,510,000.00	1.42%	67	3.7839	4.170066	Mixed Use	7	176,600,000.01	13.57%	54	3.3136	2.702390
Nevada	3	69,735,115.38	5.36%	51	3.5709	2.808117	Mobile Home Park	1	6,624,595.84	0.51%	66	3.9970	2.790000
New Hampshire	5	15,187,500.00	1.17%	67	3.8200	1.509369	Multi-Family	35	295,063,951.27	22.68%	57	4.0896	1.836418
New Jersey	20	76,160,000.00	5.85%	67	4.4408	1.532337	Office	11	404,760,220.62	31.11%	51	3.5924	2.098163
New York	10	263,051,526.58	20.22%	38	3.6139	2.224018	Retail	14	241,028,712.65	18.53%	51	3.8511	2.021809
North Carolina	2	63,914,200.00	4.91%	67	3.5090	2.303087	Self Storage	9	51,222,599.18	3.94%	67	3.6611	3.399695
Ohio	3	87,173,629.11	6.70%	44	3.9450	2.141139	Totals	112	1,300,940,545.10	100.00%	53	3.7863	2.100089
Oregon	1	10,622,659.72	0.82%	66	3.8050	1.350000
Pennsylvania	3	2,256,250.00	0.17%	67	3.8200	1.509369
Rhode Island	2	2,071,875.00	0.16%	67	3.8200	1.509369
South Carolina	1	3,000,000.00	0.23%	67	3.8000	4.150000
Texas	7	82,593,245.01	6.35%	67	4.2931	1.831450
Vermont	1	321,875.00	0.02%	67	3.8200	1.509369

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	23,886,620.98	1.84%	66	3.9200	NAP	Defeased	1	23,886,620.98	1.84%	66	3.9200	NAP
	3.99999% or less	40	997,873,748.97	76.70%	54	3.5607	2.311342	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	8	109,983,641.88	8.45%	38	4.2804	1.886836	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	6	135,947,500.00	10.45%	67	4.6359	1.321030	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	1	33,249,033.27	2.56%	7	5.3500	(0.220000)	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,300,940,545.10	100.00%	53	3.7863	2.100089	49 months or greater	55	1,277,053,924.12	98.16%	53	3.7838	2.103454
								Totals	56	1,300,940,545.10	100.00%	53	3.7863	2.100089
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	23,886,620.98	1.84%	66	3.9200	NAP	Defeased	1	23,886,620.98	1.84%	66	3.9200	NAP
	84 months or less	54	1,272,184,486.10	97.79%	53	3.7831	2.105726	Interest Only	31	829,955,115.38	63.80%	52	3.5705	2.471607
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	22	411,297,282.16	31.62%	53	4.2084	1.452076
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	1	30,932,088.56	2.38%	67	3.8330	0.980000
	Totals	55	1,296,071,107.08	99.63%	53	3.7856	2.102306	Totals	55	1,296,071,107.08	99.63%	53	3.7856	2.102306
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		4	127,160,000.00	9.77%	67	4.2185	1.483704	Fully Amortizing	1	4,869,438.02	0.37%	67	3.9500	1.510000
	Totals	56	1,300,940,545.10	100.00%	53	3.7863	2.100089	Totals	1	4,869,438.02	0.37%	67	3.9500	1.510000

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30504022	OF	Washington	DC	Actual/360	3.730%	234,471.94	0.00	0.00	N/A	10/06/29	--	73,000,000.00	73,000,000.00	04/06/24
2A1	30317064	OF	San Francisco	CA	Actual/360	3.303%	142,212.50	0.00	0.00	N/A	11/06/24	--	50,000,000.00	50,000,000.00	04/06/24
2A6	30317069				Actual/360	3.303%	28,442.50	0.00	0.00	N/A	11/06/24	--	10,000,000.00	10,000,000.00	04/06/24
3	30504188	OF	Charlotte	NC	Actual/360	3.505%	181,091.67	0.00	0.00	N/A	11/01/29	--	60,000,000.00	60,000,000.00	04/01/24
4A11	30504196	MU	New York	NY	Actual/360	2.759%	71,274.17	0.00	0.00	N/A	10/30/26	--	30,000,000.00	30,000,000.00	04/01/24
4A13	30504198				Actual/360	2.759%	63,909.17	0.00	0.00	N/A	10/30/26	--	26,900,000.00	26,900,000.00	04/01/24
5	30504004	MF	New York	NY	Actual/360	3.410%	146,835.68	0.00	0.00	N/A	11/06/24	--	50,000,000.00	50,000,000.00	04/06/24
6	30504118	Various Various		Various	Actual/360	3.820%	164,472.22	0.00	0.00	N/A	11/06/29	--	50,000,000.00	50,000,000.00	04/06/24
7	30317071	RT	Kansas City	KS	Actual/360	3.860%	152,734.32	81,955.43	0.00	N/A	11/06/24	--	45,950,488.37	45,868,532.94	03/06/24
8	30317072	MU	Columbus	OH	Actual/360	2.950%	120,155.14	0.00	0.00	N/A	11/06/29	--	47,300,000.00	47,300,000.00	04/06/24
9	30317073	MU	Cambridge	MA	Actual/360	3.797%	130,785.56	0.00	0.00	N/A	06/01/29	--	40,000,000.00	40,000,000.00	04/01/24
10	30504041	OF	McLean	VA	Actual/360	3.330%	114,700.00	0.00	0.00	N/A	10/11/29	--	40,000,000.00	40,000,000.00	03/11/24
11	30503849	OF	Garden City	NY	Actual/360	4.490%	150,789.17	0.00	0.00	N/A	08/01/24	--	39,000,000.00	39,000,000.00	04/01/24
12	30503724	LO	Cincinnati	OH	Actual/360	5.350%	153,383.09	44,853.77	0.00	N/A	11/01/24	--	33,293,887.04	33,249,033.27	12/01/22
13	30503852	RT	Oro Valley	AZ	Actual/360	3.930%	116,347.21	50,522.25	0.00	N/A	10/06/29	--	34,379,870.65	34,329,348.40	04/06/24
14	30504074	OF	Middleton	WI	Actual/360	3.430%	100,422.78	0.00	0.00	N/A	11/01/29	--	34,000,000.00	34,000,000.00	04/01/24
15	30317074	SS	Various	Various	Actual/360	3.570%	101,447.50	0.00	0.00	N/A	11/06/29	--	33,000,000.00	33,000,000.00	03/06/24
16	30317075	MF	New York	NY	Actual/360	3.833%	102,195.59	30,278.50	0.00	N/A	11/06/29	--	30,962,367.06	30,932,088.56	04/06/24
17	30504161	MF	Jersey City	NJ	Actual/360	4.620%	127,505.58	0.00	0.00	N/A	11/01/29	--	32,050,000.00	32,050,000.00	04/01/24
18	30504164	MF	Jersey City	NJ	Actual/360	4.620%	123,765.95	0.00	0.00	N/A	11/01/29	--	31,110,000.00	31,110,000.00	04/01/24
19	30503366	RT	Las Vegas	NV	Actual/360	3.741%	64,424.89	0.00	0.00	N/A	07/01/29	--	20,000,000.00	20,000,000.00	04/01/24
19A35	30503368				Actual/360	3.741%	33,451.38	0.00	0.00	N/A	07/01/29	--	10,384,615.38	10,384,615.38	04/01/24
20	30503885	OF	New York	NY	Actual/360	3.270%	84,475.00	0.00	0.00	N/A	09/11/29	--	30,000,000.00	30,000,000.00	03/11/24
21	30504124	MF	Austin	TX	Actual/360	4.598%	118,790.19	0.00	0.00	N/A	11/01/29	--	30,000,000.00	30,000,000.00	04/01/24
22	30317076	MF	Glendale	CA	Actual/360	3.965%	96,283.42	0.00	0.00	N/A	10/06/29	--	28,200,000.00	28,200,000.00	04/06/24
23	30504099	OF	Houston	TX	Actual/360	3.888%	80,031.28	42,423.78	0.00	N/A	11/01/29	--	23,904,206.90	23,861,783.12	04/01/24
24	30504020	OF	Florham Park	NJ	Actual/360	3.920%	80,757.02	37,446.66	0.00	N/A	10/06/29	--	23,924,067.64	23,886,620.98	04/06/24
25	30317077	RT	Sparks	NV	Actual/360	3.130%	63,402.37	0.00	0.00	N/A	10/06/29	--	23,523,500.00	23,523,500.00	04/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	30503982	MF	Brooklyn	NY	Actual/360	3.880%	72,168.00	0.00	0.00	N/A	10/06/29	--	21,600,000.00	21,600,000.00	04/06/24
27	30504072	MF	Lawrence	KS	Actual/360	3.890%	67,171.98	0.00	0.00	N/A	11/01/29	--	20,053,000.00	20,053,000.00	03/01/24
28	30503875	OF	Bellevue	WA	Actual/360	3.250%	55,972.22	0.00	0.00	N/A	10/01/29	--	20,000,000.00	20,000,000.00	04/01/24
29	30503903	OF	Mountain View	CA	Actual/360	3.688%	63,515.56	0.00	0.00	N/A	09/11/29	--	20,000,000.00	20,000,000.00	03/11/24
30	30503818	MU	Chicago	IL	Actual/360	4.700%	80,944.44	0.00	0.00	N/A	10/01/29	--	20,000,000.00	20,000,000.00	04/01/24
31	30504090	RT	North Miami Beach	FL	Actual/360	3.890%	55,198.28	41,331.41	0.00	N/A	11/06/29	--	16,478,465.67	16,437,134.26	04/06/24
32	30503977	RT	Jacksonville	FL	Actual/360	4.150%	58,964.58	0.00	0.00	N/A	10/01/29	--	16,500,000.00	16,500,000.00	04/01/24
33	30504089	RT	Reno	NV	Actual/360	3.900%	53,152.34	0.00	0.00	N/A	11/06/24	--	15,827,000.00	15,827,000.00	04/06/24
34	30317078	MF	Various	MI	Actual/360	3.830%	46,172.78	0.00	0.00	N/A	11/06/29	--	14,000,000.00	14,000,000.00	03/06/24
35	30317079	RT	Huntsville	AL	Actual/360	4.130%	45,125.91	20,219.79	0.00	N/A	11/06/29	--	12,688,688.19	12,668,468.40	03/06/24
36	30504087	MF	Bronx	NY	Actual/360	4.080%	46,376.00	0.00	0.00	N/A	11/06/29	--	13,200,000.00	13,200,000.00	04/06/24
37	30504086	IN	Rancho Cucamonga CA		Actual/360	4.250%	42,280.85	19,211.64	0.00	N/A	11/06/24	--	11,553,022.41	11,533,810.77	04/06/24
38	30504206	MU	Vero Beach	FL	Actual/360	3.450%	36,838.33	0.00	0.00	N/A	11/01/29	--	12,400,000.00	12,400,000.00	04/01/24
39	30504123	RT	New York	NY	Actual/360	4.650%	48,850.83	0.00	0.00	N/A	11/01/29	--	12,200,000.00	12,200,000.00	04/01/24
40	30503991	SS	Pembroke Pines	FL	Actual/360	3.900%	39,628.33	0.00	0.00	N/A	10/06/29	--	11,800,000.00	11,800,000.00	04/06/24
41	30317080	RT	Springfield	OR	Actual/360	3.805%	34,868.55	19,262.15	0.00	N/A	10/06/29	--	10,641,921.87	10,622,659.72	04/06/24
42	30503994	MF	Brownsville	TX	Actual/360	4.700%	42,849.97	0.00	0.00	N/A	10/01/29	--	10,587,500.00	10,587,500.00	04/01/24
43	30504029	RT	Washington	DC	Actual/360	3.630%	33,040.06	0.00	0.00	N/A	10/06/29	--	10,570,000.00	10,570,000.00	04/06/24
44	30503777	MF	Baytown	TX	Actual/360	4.370%	33,853.05	14,798.51	0.00	N/A	09/01/29	--	8,996,161.22	8,981,362.71	04/01/24
45	30504025	IN	Brooklyn	NY	Actual/360	3.950%	16,780.63	64,025.51	0.00	N/A	11/01/29	--	4,933,463.53	4,869,438.02	04/01/24
46	30503611	LO	Various	Various	Actual/360	3.641%	21,947.14	0.00	0.00	N/A	09/01/29	--	7,000,000.00	7,000,000.00	04/01/24
47	30317081	MH	Grove City	OH	Actual/360	3.997%	22,834.04	9,618.44	0.00	N/A	10/06/29	--	6,634,214.28	6,624,595.84	04/06/24
48	30317082	RT	Chicago	IL	Actual/360	3.850%	17,756.46	8,496.80	0.00	N/A	10/06/29	--	5,355,950.35	5,347,453.55	09/06/23
49	30504088	MF	Bronx	NY	Actual/360	4.080%	15,283.00	0.00	0.00	N/A	11/06/29	--	4,350,000.00	4,350,000.00	04/06/24
50	30504131	RT	Pflugerville	TX	Actual/360	4.000%	12,916.67	0.00	0.00	N/A	11/01/29	--	3,750,000.00	3,750,000.00	04/01/24
51	30504026	SS	Anchorage	AK	Actual/360	3.690%	11,121.25	0.00	0.00	N/A	10/06/29	--	3,500,000.00	3,500,000.00	04/06/24
52	30504134	RT	Moncks Corner	SC	Actual/360	3.800%	9,816.67	0.00	0.00	N/A	11/06/29	--	3,000,000.00	3,000,000.00	04/06/24
53	30504080	SS	Bryan	TX	Actual/360	3.690%	9,300.83	4,490.70	0.00	N/A	11/06/29	--	2,927,089.88	2,922,599.18	04/06/24
Totals							4,243,286.04	488,935.34	0.00				1,301,429,480.44	1,300,940,545.10
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,594,483.36	4,812,546.95	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	13,979,977.52	11,333,617.43	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A6	13,979,977.52	11,333,617.43	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	21,636,075.23	16,334,682.99	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A11	9,449,839.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A13	9,449,839.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	12,285,787.88	15,039,926.12	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	13,242,652.00	16,043,080.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	11,852,676.04	11,989,779.24	01/01/23	12/31/23	--	0.00	0.00	233,848.92	233,848.92	0.00	0.00
8	5,007,265.51	5,483,465.93	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	51,518,969.00	51,966,675.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	20,440,120.00	20,584,426.41	01/01/23	09/30/23	--	0.00	0.00	114,570.83	114,570.83	0.00	0.00
11	6,871,728.81	6,992,011.39	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,456,582.09	47,220.97	01/01/23	09/30/23	04/10/23	0.00	35,251.44	197,933.53	3,135,400.55	2,690,973.64	0.00
13	2,534,484.42	2,788,764.47	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,611,331.31	3,667,159.51	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,424,745.87	4,494,778.55	01/01/23	12/31/23	--	0.00	0.00	101,326.73	101,326.73	0.00	0.00
16	1,269,086.38	1,579,993.53	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,637,645.04	1,565,668.30	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,483,222.51	1,537,185.54	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	80,081,595.92	77,755,881.36	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19A35	80,081,595.92	77,755,881.36	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	18,200,927.00	18,752,583.19	01/01/23	09/30/23	--	0.00	0.00	84,378.13	84,378.13	0.00	0.00
21	1,938,646.88	2,143,960.39	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,458,981.55	1,954,717.67	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	5,365,043.57	4,860,095.21	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	2,951,951.56	2,784,183.01	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,540,713.75	1,632,748.79	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,419,957.67	1,768,797.55	01/01/23	12/31/23	--	0.00	0.00	66,610.77	66,610.77	0.00	0.00
28	14,156,240.24	15,327,271.11	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	9,309,340.68	9,820,554.67	01/01/23	12/31/23	--	0.00	0.00	63,472.50	63,472.50	0.00	0.00
30	6,801,461.04	6,890,852.77	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,596,471.28	1,490,267.44	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,775,456.41	2,071,532.11	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,686,399.58	1,334,925.79	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,953,645.49	1,705,451.44	--	--	--	0.00	0.00	45,796.04	45,796.04	0.00	0.00
35	1,265,062.10	1,648,430.13	01/01/23	09/30/23	--	0.00	0.00	64,676.46	64,676.46	0.00	0.00
36	976,466.98	897,018.09	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,471,141.65	1,348,006.13	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,102,092.73	932,117.45	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	913,465.20	1,047,534.27	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,222,205.63	1,191,914.24	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	977,116.73	960,140.56	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	909,493.11	922,372.76	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	925,315.81	1,055,201.41	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,214,849.16	1,247,977.58	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,524,995.11	1,542,320.89	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	2,002,698.47	1,999,553.63	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	786,765.55	1,097,913.07	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	214,569.45	(90,525.64)	01/01/23	09/30/23	04/11/24	469,756.69	1,556.36	24,648.10	182,136.84	0.00	0.00
49	297,735.75	284,175.64	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	365,791.64	276,258.22	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	577,137.60	603,962.29	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	351,000.00	486,000.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	313,942.48	300,001.70	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	459,456,762.66	433,394,676.04				469,756.69	36,807.80	997,262.02	4,092,217.77	2,690,973.64	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/24	0	0.00	0	0.00	2	38,596,486.82	1	33,249,033.27	0	0.00	0	0.00	0	0.00	0	0.00	3.786261%	3.771998%	53
03/15/24	0	0.00	0	0.00	2	38,649,837.39	1	33,293,887.04	0	0.00	0	0.00	0	0.00	0	0.00	3.786365%	3.772101%	54
02/16/24	0	0.00	0	0.00	2	38,713,964.46	1	33,348,401.55	0	0.00	0	0.00	0	0.00	0	0.00	3.786487%	3.772222%	55
01/18/24	0	0.00	0	0.00	2	38,766,799.51	1	33,392,799.64	0	0.00	0	0.00	0	0.00	0	0.00	3.786590%	3.772324%	56
12/15/23	0	0.00	2	78,382,408.95	1	33,436,994.13	1	33,436,994.13	0	0.00	0	0.00	0	0.00	0	0.00	3.786693%	3.772426%	57
11/17/23	2	78,391,364.91	0	0.00	1	33,485,939.51	1	33,485,939.51	0	0.00	0	0.00	0	0.00	0	0.00	3.786804%	3.772537%	58
10/17/23	0	0.00	0	0.00	1	33,529,706.87	1	33,529,706.87	0	0.00	0	0.00	0	0.00	0	0.00	3.786906%	3.772637%	59
09/15/23	1	3,000,000.00	0	0.00	1	33,578,240.74	1	33,578,240.74	0	0.00	0	0.00	0	0.00	0	0.00	3.787017%	3.772747%	60
08/17/23	0	0.00	0	0.00	1	33,621,584.83	1	33,621,584.83	0	0.00	0	0.00	0	0.00	0	0.00	3.787117%	3.772846%	61
07/17/23	0	0.00	0	0.00	1	33,664,730.15	1	33,664,730.15	0	0.00	0	0.00	0	0.00	0	0.00	3.787218%	3.772946%	62
06/16/23	0	0.00	0	0.00	1	33,712,664.71	1	33,712,664.71	0	0.00	0	0.00	0	0.00	0	0.00	3.787327%	3.773054%	63
05/17/23	0	0.00	0	0.00	1	33,755,392.35	1	33,755,392.35	0	0.00	0	0.00	0	0.00	0	0.00	3.787426%	3.773152%	64
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30317071	03/06/24	0	B	233,848.92	233,848.92	0.00	45,950,488.37
10	30504041	03/11/24	0	A	114,570.83	114,570.83	0.00	40,000,000.00
12	30503724	12/01/22	15	6	197,933.53	3,135,400.55	3,708,415.53	33,985,926.54	02/10/21	2		11/07/22
15	30317074	03/06/24	0	B	101,326.73	101,326.73	0.00	33,000,000.00
20	30503885	03/11/24	0	A	84,378.13	84,378.13	0.00	30,000,000.00
27	30504072	03/01/24	0	B	66,610.77	66,610.77	0.00	20,053,000.00
29	30503903	03/11/24	0	A	63,472.50	63,472.50	0.00	20,000,000.00
34	30317078	03/06/24	0	B	45,796.04	45,796.04	0.00	14,000,000.00
35	30317079	03/06/24	0	B	64,676.46	64,676.46	0.00	12,688,688.19
48	30317082	09/06/23	6	6	24,648.10	182,136.84	0.00	5,408,617.22	09/12/23	98
Totals					997,262.02	4,092,217.77	3,708,415.53	255,086,720.32
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		78,000,000	78,000,000	0		0
7 - 12 Months		432,956,754	366,458,687	0		66,498,067
13 - 24 Months		0	0	0		0
25 - 36 Months		113,800,000	113,800,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,977,124,336	1,966,429,429	10,694,907		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-24	1,300,940,545	1,262,344,058	0	0	5,347,454	33,249,033
Mar-24	1,301,429,480	1,262,779,643	0	0	5,355,950	33,293,887
Feb-24	1,301,978,771	1,263,264,806	0	0	5,365,563	33,348,402
Jan-24	1,302,464,080	1,263,697,281	0	0	5,374,000	33,392,800
Dec-23	1,302,947,697	1,191,128,294	0	78,382,409	0	33,436,994
Nov-23	1,303,460,825	1,191,583,520	78,391,365	0	0	33,485,940
Oct-23	1,303,940,964	1,270,411,257	0	0	0	33,529,707
Sep-23	1,304,450,737	1,267,872,496	3,000,000	0	0	33,578,241
Aug-23	1,304,927,422	1,271,305,837	0	0	33,621,585	0
Jul-23	1,305,402,445	1,271,737,714	0	0	33,664,730	0
Jun-23	1,305,907,284	1,272,194,619	0	0	33,712,665	0
May-23	1,306,378,888	1,272,623,496	0	0	33,755,392	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1

		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	30503724	33,249,033.27	33,985,926.54	84,500,000.00	01/01/23	(1,068,589.20)	(0.22000)	09/30/23	11/01/24	306
48	30317082	5,347,453.55	5,408,617.22	5,100,000.00	11/21/23	(185,045.64)	(0.59000)	09/30/23	10/06/29	306
Totals		38,596,486.82	39,394,543.76	89,600,000.00		(1,253,634.84)
2 Resolution Strategy Code
						1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
						2 - Foreclosure	7 - REO		11- Full Payoff
						3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
						4 - Extension	9 - Pending Return to Master Servicer		13 - TBD
						5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	30503724	LO	OH	02/10/21	2

"3/12/2024 - SS transfer date 2/10/21 due to imminent payment default. The Loan is collateralized by a 1.26 acre site located along West Fifth Street in the downtown CBD of Cincinnati, Ohio. The site is improved with a 29-story, 561 room full-

ser vice Hilton hotel that opened in 1931 and contains approx. 556,456 square feet of building area. The hotel is listed on the National Historic Register and attained a National Landmark status. The Borrower and Lender had previously reached an agreement in principal to reinstate the loan, but it did not materialize. A receiver was appointed on 11/22/22 to operate the hotel. Noteholder is pursuing its remedies and has filed for foreclosure. Motion for summary judgement was entered in

November. Special Serv icer is collecting third party reports and due diligence in preparation of the foreclosure later this year. Year ending 2023 resulted in occupancy at 55%, ADR at $170 and Rev Par at $99.

"

48	30317082	RT	IL	09/12/23	98

"3/12/2024 - This Loan transferred to SS on 9/12/2023 as a result of Imminent Monetary Default. The Loan is secured by a 65,186 SF, 14-screen movie theater located at 210 West 87th Street in the Chatham neighborhood of Chicago, IL. The loan is past due for October 2023. Counsel has been engaged and a default and acceleration notice was sent to Borrower. Foreclosure complaint was filed on 1/26/24 and receivership receivership order was entered on 2/20/24; receiver is now in control of the property.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30317071	49,494,132.49	3.86000%	49,494,132.49 3.86000%		8	07/03/20	07/06/20	07/08/20
33	30504089	0.00	3.90000%	0.00	3.90000%	8	09/13/22	09/13/22	10/04/22
Totals		49,494,132.49		49,494,132.49
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	7,167.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	1,556.36	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,667.43	0.00	0.00	1,556.36	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		12,223.79

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
		Special Servicer	K-Star Asset Management LLC
			Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
		Asset Representations	Pentalpha Surveillance LLC
		Reviewer & Operating
		Advisor
			Don Simon	(203) 660-6100
			375 North French Road, Suite 100 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.					Page 1 of 7

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
225B-A	08162YBF8	3.404110%	11,595,000.00	11,595,000.00	0.00	32,892.21	0.00	0.00	32,892.21	11,595,000.00	91.66%	91.66%
225B-B	08162YBH4	3.404110%	33,958,000.00	33,958,000.00	0.00	96,330.64	0.00	0.00	96,330.64	33,958,000.00	67.25%	67.25%
225B-C	08162YBK7	3.404110%	35,434,000.00	35,434,000.00	0.00	100,517.69	0.00	0.00	100,517.69	35,434,000.00	41.77%	41.77%
225B-D	08162YBM3	3.404110%	48,723,000.00	48,723,000.00	0.00	138,215.38	0.00	0.00	138,215.38	48,723,000.00	6.74%	6.74%
225B-E	08162YBP6	3.404110%	9,370,000.00	9,370,000.00	0.00	26,580.43	0.00	0.00	26,580.43	9,370,000.00	0.00%	0.00%
225B-	08162YBS0	3.404110%	7,320,000.00	7,320,000.00	0.00	20,765.07	0.00	0.00	20,765.07	7,320,000.00	0.00%	0.00%
VRR
225B-R	N/A	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			146,400,000.00	146,400,000.00	0.00	415,301.42	0.00	0.00	415,301.42	146,400,000.00

Deal Distribution Total					0.00	415,301.42	0.00	0.00	415,301.42

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 7

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest	Prepayment
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
225B-A	08162YBF8	1,000.00000000	0.00000000	2.83675809	0.00000000	0.00000000	0.00000000	0.00000000	2.83675809	1,000.00000000
225B-B	08162YBH4	1,000.00000000	0.00000000	2.83675835	0.00000000	0.00000000	0.00000000	0.00000000	2.83675835	1,000.00000000
225B-C	08162YBK7	1,000.00000000	0.00000000	2.83675820	0.00000000	0.00000000	0.00000000	0.00000000	2.83675820	1,000.00000000
225B-D	08162YBM3	1,000.00000000	0.00000000	2.83675841	0.00000000	0.00000000	0.00000000	0.00000000	2.83675841	1,000.00000000
225B-E	08162YBP6	1,000.00000000	0.00000000	2.83675880	0.00000000	0.00000000	0.00000000	0.00000000	2.83675880	1,000.00000000
225B-VRR	08162YBS0	1,000.00000000	0.00000000	2.83675820	0.00000000	0.00000000	0.00000000	0.00000000	2.83675820	1,000.00000000
225B-R	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 7

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
225B-A	03/01/24 - 03/30/24	30	0.00	32,892.21	0.00	32,892.21	0.00	0.00	0.00	32,892.21	0.00
225B-B	03/01/24 - 03/30/24	30	0.00	96,330.64	0.00	96,330.64	0.00	0.00	0.00	96,330.64	0.00
225B-C	03/01/24 - 03/30/24	30	0.00	100,517.69	0.00	100,517.69	0.00	0.00	0.00	100,517.69	0.00
225B-D	03/01/24 - 03/30/24	30	0.00	138,215.38	0.00	138,215.38	0.00	0.00	0.00	138,215.38	0.00
225B-E	03/01/24 - 03/30/24	30	0.00	26,580.43	0.00	26,580.43	0.00	0.00	0.00	26,580.43	0.00
225B-VRR	03/01/24 - 03/30/24	30	0.00	20,765.07	0.00	20,765.07	0.00	0.00	0.00	20,765.07	0.00
Totals			0.00	415,301.42	0.00	415,301.42	0.00	0.00	0.00	415,301.42	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 7

	Additional Information

225 Bush Aggregate Available Funds (1)	415,301.42
225 Bush Gain-on-Sale Proceeds Reserve Account Summary
Beginning Account Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 7

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	416,398.20	Master Servicing Fee	315.17
Interest Reductions due to Nonrecoverability Determination	0.00	Trustee / Certificate Administrator Fee	718.58
Interest Adjustments	0.00	CREFC® Intellectual Property Royalty License Fee	63.03
Deferred Interest	0.00
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	1,096.78
Total Interest Collected	416,398.20

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Legal Fees	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Rating Agency Expenses	0.00
Excess of Prior Principal Amounts Paid	0.00	Bankruptcy Expenses Amount	0.00
Curtailments	0.00	Taxes Imposed on Trust Fund	0.00
Negative Amortization	0.00	Non-Recoverable Advances	0.00
Principal Adjustments	0.00	Workout Delayed Reimbursement Amounts	0.00
Total Principal Collected	0.00	Other Expenses	0.00
		Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	415,301.42
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Total Other Collected	0.00	Borrower Option Extension Fees	0.00
		Total Payments to Certificateholders and Others	415,301.42
Total Funds Collected	416,398.20	Total Funds Distributed	416,398.20

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 7

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
	225 Bush	Total		Total
Beginning Scheduled Collateral Balance	146,400,000.00	146,400,000.00	Beginning Certificate Balance	146,400,000.00
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Non-Cash Principal Adjustments	0.00
			Certificate Other Adjustments**	0.00
Ending Scheduled Collateral Balance	146,400,000.00	146,400,000.00	Ending Certificate Balance	146,400,000.00
Beginning Actual Collateral Balance	146,400,000.00	146,400,000.00
Ending Actual Collateral Balance	146,400,000.00	146,400,000.00

(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 7